Fair Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Details
Separate Accounts

Separate Accounts

Separate accounts represent customer accounts related to the variable annuity component of the flexible premium deferred variable annuity contracts issued by the Company, where investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk.

Contract holders are able to invest in investment funds managed for their benefit. All of the separate account assets are invested in unit investment trusts that are registered with the Securities and Exchange Commission as of December 31, 2016.

Separate account assets are legally segregated and may only be used to settle separate account liabilities. Separate account assets are carried at fair value, which is based on daily quoted net asset values at which the Company could transact on behalf of the contract holder. Separate account liabilities are equal to the separate account assets and represent contract holders’ claims to the related assets. Contract holder deposits to and withdrawals from the separate accounts are recorded directly to the separate account assets and liabilities and are not included in the Company’s statements of operations and comprehensive income (loss).

Charges made by the Company to the contract holders’ balances include fees for maintenance, administration, cost of insurance, and surrenders of contracts prior to the contractually specified dates. Because the Company has entered into an agreement with CMFG Life to cede 100% of this business, these revenues are ceded and do not impact the statement of operations and comprehensive income (loss). See Note 7, Reinsurance for additional information on this agreement.

		no
Fair Value, Equity, Level 1 to Level 2 Transfers, Amount	$ 0	$ 0
Fair Value, Equity, Level 2 to Level 1 Transfers, Amount	0	0
Fair Value, Liabilities, Level 1 to Level 2 Transfers, Amount	0	0
Fair Value, Liabilities, Level 2 to Level 1 Transfers, Amount	0	$ 0
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	$ 0